                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-21852
                                   ------------


                     RIVERSOURCE RETIREMENT SERIES TRUST
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


 Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      4/30
                         --------------
Date of reporting period:    10/31
                         --------------

Semiannual Report

RIVERSOURCE [LOGO] (SM) INVESTMENTS

RIVERSOURCE
RETIREMENT PLUS(SM) SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED OCT. 31, 2006

+ THE ENCLOSED SEMIANNUAL REPORT DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

RiverSource Retirement Plus(SM) 2010 Fund

RiverSource Retirement Plus(SM) 2015 Fund

RiverSource Retirement Plus(SM) 2020 Fund

RiverSource Retirement Plus(SM) 2025 Fund

RiverSource Retirement Plus(SM) 2030 Fund

RiverSource Retirement Plus(SM) 2035 Fund

RiverSource Retirement Plus(SM) 2040 Fund

RiverSource Retirement Plus(SM) 2045 Fund

TABLE OF CONTENTS

Fund Snapshots                                                               2
Portfolio Allocation                                                         4
Investment Holdings
  RiverSource Retirement Plus 2010 Fund                                      7
  RiverSource Retirement Plus 2015 Fund                                      7
  RiverSource Retirement Plus 2020 Fund                                      8
  RiverSource Retirement Plus 2025 Fund                                      8
  RiverSource Retirement Plus 2030 Fund                                      9
  RiverSource Retirement Plus 2035 Fund                                      9
  RiverSource Retirement Plus 2040 Fund                                     10
  RiverSource Retirement Plus 2045 Fund                                     10
Questions & Answers with Portfolio Management                               11
Investments in Affiliated Funds                                             13
Financial Statements                                                        21
Notes to Financial Statements                                               31
Fund Expenses Examples                                                      47
Approval of Investment Management Services Agreement                        56
Proxy Voting                                                                56

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT  1

FUND SNAPSHOTS AT OCT. 31, 2006

FUND OVERVIEW

The Funds are managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year - 2010, 2015, 2020, 2025, 2030, 2035, 2040 and 2045. Using quantitative investment strategies, the Fund's assets are allocated across a diverse mix of asset classes - including U.S. and international stocks, bonds and cash - and are actively managed up to and during the retirement years.

Each Fund follows a fund of funds approach and seeks to achieve its objective by investing in a combination of other RiverSource funds.

FUND FACTS

RIVERSOURCE RETIREMENT PLUS 2010 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $12.3 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2015 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $11.6 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2020 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $18.6 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2025 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $14.7 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2030 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $16.5 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2035 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $10.1 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2040 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                -              5/18/06
Class Y                -              5/18/06

Total net assets                   $19.3 million
Number of holdings                             8

RIVERSOURCE RETIREMENT PLUS 2045 FUND

                TICKER SYMBOL     INCEPTION DATE
Class A                 -             5/18/06
Class Y               RRPYX           5/18/06

Total net assets                   $3.7 million
Number of holdings                            8

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Retirement Plus Fund is a "fund of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk.

Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

2 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

FUND SNAPSHOTS AT OCT. 31, 2006

TOP FIVE HOLDINGS

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

RIVERSOURCE RETIREMENT PLUS 2010 FUND
RiverSource Disciplined Equity Fund                                             50.2%
RiverSource Disciplined International Equity Fund                               20.4%
RiverSource Diversified Bond Fund                                               11.4%
RiverSource Cash Management Fund                                                 8.2%
RiverSource High Yield Bond Fund                                                 5.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2015 FUND
RiverSource Disciplined Equity Fund                                             56.6%
RiverSource Disciplined International Equity Fund                               23.9%
RiverSource Diversified Bond Fund                                                7.0%
RiverSource High Yield Bond Fund                                                 4.3%
RiverSource Cash Management Fund                                                 4.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2020 FUND
RiverSource Disciplined Equity Fund                                             63.1%
RiverSource Disciplined International Equity Fund                               27.4%
RiverSource Diversified Bond Fund                                                3.4%
RiverSource High Yield Bond Fund                                                 2.9%
RiverSource Cash Management Fund                                                 1.7%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2025 FUND
RiverSource Disciplined Equity Fund                                             64.3%
RiverSource Disciplined International Equity Fund                               26.8%
RiverSource Diversified Bond Fund                                                3.1%
RiverSource High Yield Bond Fund                                                 2.5%
RiverSource Cash Management Fund                                                 1.9%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2030 FUND
RiverSource Disciplined Equity Fund                                             63.7%
RiverSource Disciplined International Equity Fund                               28.2%
RiverSource Diversified Bond Fund                                                3.1%
RiverSource High Yield Bond Fund                                                 2.4%
RiverSource Cash Management Fund                                                 1.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2035 FUND
RiverSource Disciplined Equity Fund                                             64.0%
RiverSource Disciplined International Equity Fund                               27.3%
RiverSource Diversified Bond Fund                                                3.1%
RiverSource High Yield Bond Fund                                                 2.4%
RiverSource Cash Management Fund                                                 1.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2040 FUND
RiverSource Disciplined Equity Fund                                             64.2%
RiverSource Disciplined International Equity Fund                               27.7%
RiverSource Diversified Bond Fund                                                3.1%
RiverSource High Yield Bond Fund                                                 2.4%
RiverSource Cash Management Fund                                                 1.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2045 FUND
RiverSource Disciplined Equity Fund                                             64.3%
RiverSource Disciplined International Equity Fund                               25.9%
RiverSource Diversified Bond Fund                                                3.9%
RiverSource High Yield Bond Fund                                                 2.4%
RiverSource Cash Management Fund                                                 2.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.           13
Colin Lundgren, CFA                 17
Erol Sonderegger, CFA               11

For more information about the underlying funds that make up each RiverSource Retirement Plus(SM) Series funds, visit riversource.com/funds or call (888) 791-3380. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Retirement Plus(SM) Series fund invests only in Class I shares of underlying funds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 3

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2010 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         71.2%
Fixed Income Funds(2)   20.6%                              [PIE CHART]
Cash Equivalents(3)      8.2%

(1) Includes U.S. Large Cap 50.2%, International 20.4% and U.S. Small Mid Cap
    0.6%.
(2) Includes Investment Grade 11.4%, High Yield 5.8% and Global Bond 3.4%.
(3) Includes Money Market 8.2%.

RIVERSOURCE RETIREMENT PLUS 2015 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         81.2%
Fixed Income Funds(2)   14.6%                              [PIE CHART]
Cash Equivalents(3)      4.2%

(1) Includes U.S. Large Cap 56.6%, International 23.9% and U.S. Small Mid Cap
    0.7%.
(2) Includes Investment Grade 7.0%, High Yield 4.3% and Global Bond 3.3%.
(3) Includes Money Market 4.2%.

RIVERSOURCE RETIREMENT PLUS 2020 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         91.3%
Fixed Income Funds(2)    7.0%                              [PIE CHART]
Cash Equivalents(3)      1.7%

(1) Includes U.S. Large Cap 63.1%, International 27.4% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.4%, High Yield 2.9% and Global Bond 0.7%.
(3) Includes Money Market 1.7%.

4 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2025 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         91.9%
Fixed Income Funds(2)    6.2%                              [PIE CHART]
Cash Equivalents(3)      1.9%

(1) Includes U.S. Large Cap 64.3%, International 26.8% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.1%, High Yield 2.5% and Global Bond 0.6%.
(3) Includes Money Market 1.9%.

RIVERSOURCE RETIREMENT PLUS 2030 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         92.7%
Fixed Income Funds(2)    6.1%                              [PIE CHART]
Cash Equivalents(3)      1.2%

(1) Includes U.S. Large Cap 63.7%, International 28.2% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.1%, High Yield 2.4% and Global Bond 0.6%.
(3) Includes Money Market 1.2%.

RIVERSOURCE RETIREMENT PLUS 2035 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         92.1%
Fixed Income Funds(2)    6.1%                              [PIE CHART]
Cash Equivalents(3)      1.8%

(1) Includes U.S. Large Cap 64.0%, International 27.3% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.1%, High Yield 2.4% and International 0.6%
(3) Includes Money Market 1.8%.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 5

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2040 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         92.7%
Fixed Income Funds(2)    6.1%                              [PIE CHART]
Cash Equivalents(3)      1.2%

(1) Includes U.S. Large Cap 64.2%, International 27.7% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.1%, High Yield 2.4% and Global Bond 0.6%.
(3) Includes Money Market 1.2%.

RIVERSOURCE RETIREMENT PLUS 2045 FUND

PERCENTAGE OF PORTFOLIO ASSETS AT OCT. 31, 2006

Equity Funds(1)         91.0%
Fixed Income Funds(2)    6.8%                              [PIE CHART]
Cash Equivalents(3)      2.2%

(1) Includes U.S. Large Cap 64.3%, International 25.9% and U.S. Small Mid Cap
    0.8%.
(2) Includes Investment Grade 3.9%, High Yield 2.4% and Global Bond 0.5%.
(3) Includes Money Market 2.2%.

6 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT HOLDINGS

RIVERSOURCE RETIREMENT PLUS 2010 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           20.4%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       3.1%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             3.4%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                           11.4%
RiverSource High Yield Bond Fund                                             5.8%
                                                                ----------------
                                                                            17.2%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.6%
RiverSource Disciplined Equity Fund                                         50.2%
                                                                ----------------
                                                                            50.8%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             8.2%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           23.9%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       3.0%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             3.3%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            7.0%
RiverSource High Yield Bond Fund                                             4.3%
                                                                ----------------
                                                                            11.3%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.7%
RiverSource Disciplined Equity Fund                                         56.6%
                                                                ----------------
                                                                            57.3%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             4.2%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 7

INVESTMENT HOLDINGS

RIVERSOURCE RETIREMENT PLUS 2020 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           27.4%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.4%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             0.7%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.4%
RiverSource High Yield Bond Fund                                             2.9%
                                                                ----------------
                                                                             6.3%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         63.1%
                                                                ----------------
                                                                            63.9%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             1.7%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           26.8%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.3%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             0.6%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.1%
RiverSource High Yield Bond Fund                                             2.5%
                                                                ----------------
                                                                             5.6%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         64.3%
                                                                ----------------
                                                                            65.1%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             1.9%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

8 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT HOLDINGS

RIVERSOURCE RETIREMENT PLUS 2030 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           28.2%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.3%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             0.6%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.1%
RiverSource High Yield Bond Fund                                             2.4%
                                                                ----------------
                                                                             5.5%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         63.7%
                                                                ----------------
                                                                            64.5%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             1.2%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           27.3%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.3%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             0.6%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.1%
RiverSource High Yield Bond Fund                                             2.4%
                                                                ----------------
                                                                             5.5%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         64.0%
                                                                ----------------
                                                                            64.8%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             1.8%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 9

INVESTMENT HOLDINGS

RIVERSOURCE RETIREMENT PLUS 2040 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           27.7%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.3%
RiverSource Global Bond Fund                                                 0.3%
                                                                ----------------
                                                                             0.6%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.1%
RiverSource High Yield Bond Fund                                             2.4%
                                                                ----------------
                                                                             5.5%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         64.2%
                                                                ----------------
                                                                            65.0%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             1.2%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                                                  % OF FUND'S
FUND HOLDINGS AT OCT. 31, 2006                                  PORTFOLIO ASSETS
                                                                ----------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                           25.9%
                                                                ----------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                       0.3%
RiverSource Global Bond Fund                                                 0.2%
                                                                ----------------
                                                                             0.5%
                                                                ----------------
DOMESTIC BOND FUNDS
RiverSource Diversified Bond Fund                                            3.9%
RiverSource High Yield Bond Fund                                             2.4%
                                                                ----------------
                                                                             6.3%
                                                                ----------------
DOMESTIC EQUITY FUND
RiverSource Disciplined Small and Mid Cap Equity Fund                        0.8%
RiverSource Disciplined Equity Fund                                         64.3%
                                                                ----------------
                                                                            65.1%
                                                                ----------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                             2.2%
                                                                ----------------
                                                                           100.0%
                                                                ----------------

10 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

BELOW, PORTFOLIO MANAGERS DIMITRIS BERTSIMAS, COLIN LUNDGREN AND EROL SONDEREGGER DISCUSS THE INITIAL POSITIONING AND TARGET ALLOCATIONS FOR EACH RIVERSOURCE RETIREMENT PLUS SERIES FUND DURING THE FUNDS' INAUGURAL FISCAL PERIOD. THE EIGHT FUNDS BEGAN OPERATIONS ON MAY 18, 2006. EFFECTIVE NOV. 10, 2006, JONATHAN CALVERT IS NO LONGER A PART OF THE PORTFOLIO MANAGEMENT TEAM.

Q: How is performance of each RiverSource Retirement Plus Series fund measured?

A: Each fund has a blended composite index as its benchmark, which is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings. The neutral asset allocation for each fund varies over time, changing each month to become gradually more conservative. We developed the neutral asset allocation based on an analysis of capital markets, long-term returns, risk, and correlation of various asset categories, combined with expected retirement ages and life expectancy information.

    The blended composite index benchmarks are unmanaged and therefore have no expenses. The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

    THE EIGHT RETIREMENT PLUS SERIES FUNDS BENEFITED MOST FROM ASSET ALLOCATION POSITIONING.

Q:  What factors most significantly affected performance for the period?

A: The eight Retirement Plus Series funds benefited most from asset allocation positioning. Outperformance of most of the underlying mutual fund investments selected for each asset class also was a strong contributor to the funds' results.

    From an asset allocation perspective, a significant exposure to equities vs. fixed income helped relative performance, as stocks outperformed bonds during the period. Within equities, issue selection within the funds' underlying U.S. large-cap equity and international equity mutual fund investments contributed most. A significant allocation to international equities hurt performance somewhat, as international equities lagged U.S. equities during the period. Within fixed income, an emphasis on high yield corporate bonds detracted from results.

    The only exception to this attribution discussion was RiverSource Retirement Plus 2010 Fund, where its international equity exposure was a positive contributor to performance, both for its allocation and issue selection. Also, in this Fund, a sizable allocation to cash was a detractor from its results.

    It is important to note that the funds' underlying equity funds use three quantitative investment models -- momentum, value and quality -- in selecting stocks. During the reporting period, the value and quality models significantly outperformed their applicable benchmark indices, while the momentum model underperformed in all underlying equity mutual funds, except RiverSource Disciplined Small and Mid Cap Equity Fund. In this underlying fund, all three models underperformed its benchmark, the Russell 2500 Index. We continue to believe the style diversification provided by the three very different quantitative models is a significant investment advantage.

    Securities in underlying fixed income funds are chosen by sector teams specializing in individual sectors, such as liquid assets, structured assets, investment grade corporate bonds, high yield corporate bonds and global bonds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 11

QUESTIONS & ANSWERS

Q:  What changes did you make to the funds during the inaugural fiscal period?

A: Given the funds' inception in May of this year, it was not a matter of making changes during the reporting period but rather of building the portfolios using our three quantitative models to select stocks in the underlying equity funds. Securities in underlying fixed income funds are chosen by our fixed income sector teams. Any changes in the portfolios' allocations during the period were modest. That said, from May through October, the funds trended away from emerging market bonds and U.S. bonds due to waning momentum characteristics and undesirable mean-reversion characteristics. At the same time, the funds increased their emphasis on international equities, due to improving momentum characteristics and consistently good mean-reversion characteristics. In evaluating momentum, the quantitative model we use seeks to identify asset classes expected to have improving investor sentiment during the next six to nine months. The mean reversion model we use looks at the performance of asset classes over the last several years and compares it to their historical averages. The model increases exposure to asset classes that have underperformed their historical averages and decreases exposure to those that have outperformed their average. The idea is that asset class returns tend to revert to their long-term averages over time.

    We maintained our style diversification in most equity asset classes consistently throughout the period. The exception was in the international equities asset class where we increased the allocation to the momentum model within RiverSource Disciplined International Equity Fund from 30% to 40%, according to our quantitative research.

    NOT ONLY ARE PORTFOLIOS REBALANCED MONTHLY, BUT OUR PROPRIETARY PORTFOLIO OPTIMIZER SEEKS TO MAXIMIZE RETURNS, MANAGE PORTFOLIO RISK ACROSS MULTIPLE FACTORS AND MINIMIZE IMPLEMENTATION COSTS.

Q:  What is the funds' tactical view and strategy for the months ahead?

A: We believe our consistent use of multiple investment disciplines serves the funds well in all investment environments over the long term, and the diversified portfolios are well positioned for most market conditions.

    The combination of our two quantitative asset allocation models, three quantitative stock selection models and specialized fixed income sector teams should help us to continue delivering value relative to each fund's blended composite index benchmark over extended periods of time. We firmly believe that employing style diversification remains a critical advantage to the funds. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolio. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimizer seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.

12 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2010 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (71.4%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (20.4%)
RiverSource Disciplined International Equity Fund                 254,939(b)   $2,506,054
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (50.4%)
RiverSource Disciplined Equity Fund                               839,990       6,190,728
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap Equity Fund               7,233(b)       68,859
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,242,484)                                                             $8,765,641
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (20.7%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        4,732      $   31,184
-----------------------------------------------------------------------------------------
HIGH YIELD (5.8%)
RiverSource High Yield Bond Fund                                  245,776         717,666
-----------------------------------------------------------------------------------------
INTERNATIONAL (3.2%)
RiverSource Emerging Markets Bond Fund                             38,434         390,487
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (11.4%)
RiverSource Diversified Bond Fund                                 290,574       1,397,663
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,510,318)                                                             $2,537,000
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (8.2%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                 1,007,25      $1,007,250
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,007,250)                                                             $1,007,250
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,760,052)(d)                                                         $12,309,89
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $11,760,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                      $550,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                  $550,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 13

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2015 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (81.8%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (24.1%)
RiverSource Disciplined International Equity Fund                 284,470(b)   $2,796,336
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (57.0%)
RiverSource Disciplined Equity Fund                               898,554       6,622,343
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund               8,088(b)       77,002
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,972,674)                                                             $9,495,681
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.6%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        4,494      $   29,619
-----------------------------------------------------------------------------------------
HIGH YIELD (4.3%)
RiverSource High Yield Bond Fund                                  171,089         499,581
-----------------------------------------------------------------------------------------
INTERNATIONAL (3.0%)
RiverSource Emerging Markets Bond Fund                             34,739         352,949
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (7.0%)
RiverSource Diversified Bond Fund                                 169,759         816,539
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,682,498)                                                             $1,698,688
=========================================================================================

CASH EQUIVALENTS (4.3%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  494,377      $  494,377
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $494,377)                                                               $  494,377
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,149,549)(d)                                                         $11,688,74
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $11,150,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                      $539,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                  $539,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

14 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2020 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (91.8%)(c)

                                                                  SHARES         VALUE(a)
INTERNATIONAL (27.6%)
RiverSource Disciplined International Equity Fund                 523,197(b)   $ 5,143,031
------------------------------------------------------------------------------------------
U.S. LARGE CAP (63.4%)
RiverSource Disciplined Equity Fund                             1,604,942       11,828,424
------------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund              14,931(b)       142,146
------------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,102,880)                                                            $17,113,601
------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (7.0%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        7,211      $   47,523
-----------------------------------------------------------------------------------------
HIGH YIELD (2.9%)
RiverSource High Yield Bond Fund                                  186,781         545,402
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.5%)
RiverSource Emerging Markets Bond Fund                              8,970          91,131
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (3.3%)
RiverSource Diversified Bond Fund                                 131,020         630,205
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,303,397)                                                             $1,314,261
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.7%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  319,499     $   319,499
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $319,499)                                                              $   319,499
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $17,725,776)(d)                                                        $18,747,361
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $17,726,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                    $1,021,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                $1,021,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 15

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2025 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (93.1%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (27.2%)
RiverSource Disciplined International Equity Fund                 405,801(b)  $ 3,989,028
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (65.1%)
RiverSource Disciplined Equity Fund                             1,296,910       9,558,227
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund              12,395(b)      117,997
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $12,915,261)                                                           $13,665,252
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.2%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        5,673        $ 37,384
-----------------------------------------------------------------------------------------
HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund                                  125,364         366,063
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.3%)
RiverSource Emerging Markets Bond Fund                              3,955          40,178
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (3.1%)
RiverSource Diversified Bond Fund                                  96,189         462,669
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $899,894)                                                                 $906,294
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.9%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  276,251     $   276,251
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $276,251)                                                              $   276,251
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $14,091,406)(d)                                                        $14,847,797
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $14,091,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $757,000
     Unrealized depreciation                                                           -
     ------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $757,000
     ------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

16 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2030 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (94.4%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (28.7%)
RiverSource Disciplined International Equity Fund                 481,824(b)  $ 4,736,330
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (64.9%)
RiverSource Disciplined Equity Fund                             1,452,934      10,708,121
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund              14,012(b)      133,392
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,690,206)                                                           $15,577,843
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.1%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        6,419      $   42,301
-----------------------------------------------------------------------------------------
HIGH YIELD (2.4%)
RiverSource High Yield Bond Fund                                  136,841         399,575
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.3%)
RiverSource Emerging Markets Bond Fund                              4,442          45,127
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (3.1%)
RiverSource Diversified Bond Fund                                 108,277         520,815
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,000,000)                                                             $1,007,818
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.2%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  204,830     $   204,830
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $204,830)                                                              $   204,830
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $15,895,036)(d)                                                        $16,790,491
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $15,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                      $895,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                  $895,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 17

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2035 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (93.8%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (27.8%)
RiverSource Disciplined International Equity Fund                 284,445(b)   $2,796,094
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (65.2%)
RiverSource Disciplined Equity Fund                               891,793       6,572,512
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund               8,576(b)       81,648
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,927,066)                                                             $9,450,254
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.2%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        3,900        $ 25,704
-----------------------------------------------------------------------------------------
HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund                                   85,778         250,472
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.3%)
RiverSource Emerging Markets Bond Fund                              2,671          27,137
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (3.1%)
RiverSource Diversified Bond Fund                                  66,509         319,908
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $618,810)                                                                 $623,221
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.8%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  185,217     $   185,217
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $185,217)                                                              $   185,217
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $9,731,093)(d)                                                         $10,258,692
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $9,731,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                    $  528,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                $  528,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

18 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2040 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (93.4%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (27.9%)
RiverSource Disciplined International Equity Fund                 547,812(b)  $ 5,384,997
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (64.7%)
RiverSource Disciplined Equity Fund                             1,692,821      12,476,092
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
-----------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity Fund              16,207(b)      154,292
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,718,280)                                                           $18,015,381
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.1%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        7,428      $   48,953
-----------------------------------------------------------------------------------------
HIGH YIELD (2.4%)
RiverSource High Yield Bond Fund                                  159,925         466,981
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.3%)
RiverSource Emerging Markets Bond Fund                              5,060          51,409
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (3.1%)
RiverSource Diversified Bond Fund                                 125,708         604,656
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,159,497)                                                             $1,171,999
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.2%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                  236,676     $   236,676
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $236,676)                                                              $   236,676
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,114,453)(d)                                                        $19,424,056
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $18,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                    $1,310,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                $1,310,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 19

INVESTMENTS IN AFFILIATED FUNDS

RIVERSOURCE RETIREMENT PLUS 2045 FUND

OCT. 31, 2006 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

EQUITY FUNDS (94.2%)(c)

                                                                  SHARES        VALUE(a)
INTERNATIONAL (26.8%)
RiverSource Disciplined International Equity Fund                 101,658(b)   $  999,298
-----------------------------------------------------------------------------------------
U.S. LARGE CAP (66.6%)
RiverSource Disciplined Equity Fund                               336,101       2,477,066
-----------------------------------------------------------------------------------------
U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund               3,218(b)       30,634
-----------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $3,323,249)                                                             $3,506,998
-----------------------------------------------------------------------------------------

FIXED INCOME FUNDS (7.1%)(c)

                                                                  SHARES        VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                                        1,453        $  9,573
-----------------------------------------------------------------------------------------
HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund                                   31,686          92,524
-----------------------------------------------------------------------------------------
INTERNATIONAL (0.3%)
RiverSource Emerging Markets Bond Fund                              1,007          10,232
-----------------------------------------------------------------------------------------
INVESTMENT GRADE (4.0%)
RiverSource Diversified Bond Fund                                  31,274         150,426
-----------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $261,025)                                                                 $262,755
-----------------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)(c)

                                                                  SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                                   84,281      $   84,281
-----------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $84,281)                                                                $   84,281
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $3,668,555)(d)                                                          $3,854,034
=========================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Investments in Underlying Affiliated Funds - see Note 6 to the financial statements.
(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $3,669,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                    $  185,000
    Unrealized depreciation                                                             -
    -------------------------------------------------------------------------------------
    Net unrealized appreciation                                                $  185,000
    -------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

20 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                          RETIREMENT    RETIREMENT   RETIREMENT
                                                                           PLUS 2010     PLUS 2015    PLUS 2020
OCT. 31, 2006 (UNAUDITED)                                                    FUND          FUND         FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
    (identified cost $11,760,052, $11,149,549
    and $17,725,776, respectively)                                       $12,309,891   $11,688,746   $18,747,361
Capital shares receivable                                                         --         9,455        20,136
Dividends receivable                                                           2,163         1,197           956
Receivable for investments sold                                              245,487       230,224       384,884
----------------------------------------------------------------------------------------------------------------
Total assets                                                              12,557,541    11,929,622    19,153,337
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                                147           276           219
Payable for investments purchased                                            264,711       311,371       498,238
Accrued distribution fee                                                           2             5             4
Accrued transfer agency fee                                                       23            22            46
Accrued administrative services fee                                                7             6            11
Other accrued expenses                                                         7,927        12,561         7,379
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                            272,817       324,241       505,897
----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                              $12,284,724   $11,605,381   $18,647,440
================================================================================================================

REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)                  $    11,836   $    11,134   $    17,905
Additional paid-in capital                                                11,644,640    10,982,125    17,494,407
Undistributed net investment income                                           20,366        16,243        11,466
Accumulated net realized gain (loss)                                          58,043        56,682       102,077
Unrealized appreciation (depreciation) on investments                        549,839       539,197     1,021,585
----------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding shares         $12,284,724   $11,605,381   $18,647,440
================================================================================================================
Net assets applicable to outstanding shares:   Class A                   $   298,018   $   744,823   $   573,945
                                               Class Y                   $11,986,706   $10,860,558   $18,073,495
Outstanding shares of beneficial interest:     Class A shares                 28,718        71,503        55,194
                                               Class Y shares              1,154,841     1,041,850     1,735,327
Net asset value per share                      Class A                   $     10.38   $     10.42   $     10.40
                                               Class Y                   $     10.38   $     10.42   $     10.42
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 21

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                          RETIREMENT    RETIREMENT   RETIREMENT
                                                                           PLUS 2025     PLUS 2030    PLUS 2035
OCT. 31, 2006 (UNAUDITED)                                                    FUND          FUND         FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
    (identified cost $14,091,406, $15,895,036
    and $9,731,093, respectively)                                        $14,847,797   $16,790,491   $10,258,692
Capital shares receivable                                                      8,594         3,770            --
Dividends receivable                                                             660           665           448
Receivable for investments sold                                              288,665       325,006       200,615
----------------------------------------------------------------------------------------------------------------
Total assets                                                              15,145,716    17,119,932    10,459,755
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                                 79           118           129
Payable for investments purchased                                            467,443       612,741       382,126
Accrued distribution fee                                                           3             2             2
Accrued transfer agency fee                                                       41            64            51
Accrued administrative services fee                                                8             9             6
Other accrued expenses                                                         7,420         7,711         7,602
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                            474,994       620,645       389,916
----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                              $14,670,722   $16,499,287   $10,069,839
================================================================================================================

REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)                  $    14,127   $    15,831   $     9,725
Additional paid-in capital                                                13,878,067    15,543,849     9,518,069
Undistributed net investment income                                            6,325         6,940         4,493
Accumulated net realized gain (loss)                                          15,812        37,212         9,953
Unrealized appreciation (depreciation) on investments                        756,391       895,455       527,599
----------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding shares         $14,670,722   $16,499,287   $10,069,839
================================================================================================================
Net assets applicable to outstanding shares:   Class A                   $   443,423   $   230,096   $   234,112
                                               Class Y                   $14,227,299   $16,269,191   $ 9,835,727
Outstanding shares of beneficial interest:     Class A shares                 42,761        22,096        22,645
                                               Class Y shares              1,369,894     1,561,048       949,828
Net asset value per share                      Class A                   $     10.37   $     10.41   $     10.34
                                               Class Y                   $     10.39   $     10.42   $     10.36
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

22 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        RIVERSOURCE  RIVERSOURCE
                                                                                        RETIREMENT   RETIREMENT
                                                                                         PLUS 2040    PLUS 2045
OCT. 31, 2006 (UNAUDITED)                                                                  FUND         FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
    (identified cost $18,114,453 and $3,668,555, respectively)                         $19,424,056   $ 3,854,034
Dividends receivable                                                                           775           192
Receivable for investments sold                                                            383,260        73,297
----------------------------------------------------------------------------------------------------------------
Total assets                                                                            19,808,091     3,927,523
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                                               41            72
Payable for investments purchased                                                          498,193       197,777
Accrued distribution fee                                                                         1             1
Accrued transfer agency fee                                                                     87            50
Accrued administrative services fee                                                             11             2
Other accrued expenses                                                                      13,850         4,859
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          512,183       202,761
----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                            $19,295,908   $ 3,724,762
================================================================================================================

REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)                               $    18,533   $     3,587
Additional paid-in capital                                                              17,914,908     3,533,459
Undistributed net investment income                                                         10,685         2,018
Accumulated net realized gain (loss)                                                        42,179           219
Unrealized appreciation (depreciation) on investments                                    1,309,603       185,479
----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares                      $19,295,908   $ 3,724,762
================================================================================================================
Net assets applicable to outstanding shares:   Class A                                 $    82,115   $   169,151
                                               Class Y                                 $19,213,793   $ 3,555,611
Outstanding shares of beneficial interest:     Class A shares                                7,900        16,314
                                               Class Y shares                            1,845,400       342,429
Net asset value per share                      Class A                                 $     10.39   $     10.37
                                               Class Y                                 $     10.41   $     10.38
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 23

STATEMENTS OF OPERATIONS

                                                                                  RIVERSOURCE     RIVERSOURCE    RIVERSOURCE
                                                                                  RETIREMENT      RETIREMENT     RETIREMENT
                                                                                   PLUS 2010       PLUS 2015      PLUS 2020
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                     FUND            FUND           FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                              $ 37,116        $ 20,054       $   19,291
----------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
    Class A                                                                             165             313              257
Transfer agency fee                                                                   1,660           1,257            3,210
Incremental transfer agency fee
    Class A                                                                               8              11               15
Administrative services fees and expenses                                               464             377              689
Custodian fees                                                                          636             332              356
Printing and postage                                                                  3,770           4,150            4,150
Registration fees                                                                    20,706          21,461           19,892
Audit fees                                                                            8,250           8,250            8,250
Other                                                                                   191           4,553              163
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                       35,850          40,704           36,982
    Expenses waived/reimbursed by the Investment Manager and its
        affiliates (Note 2)                                                         (31,234)        (36,867)         (29,141)
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                    4,616           3,837            7,841
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                                       32,500          16,217           11,450
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on sales of underlying affiliated funds (Note 3)            58,043          56,682          102,077
Net change in unrealized appreciation (depreciation) on investments                 557,113         547,240        1,030,294
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      615,156         603,922        1,132,371
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $647,656        $620,139       $1,143,821
============================================================================================================================

(a) When shares became publicly available.

See accompanying notes to financial statements.

24 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                    RIVERSOURCE   RIVERSOURCE   RIVERSOURCE
                                                                    RETIREMENT    RETIREMENT    RETIREMENT
                                                                     PLUS 2025     PLUS 2030     PLUS 2035
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)       FUND          FUND          FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                  $ 11,366      $ 13,295      $  8,236
-----------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
  Class A                                                                   102           158           203
Transfer agency fee                                                       2,330         4,528         2,873
Incremental transfer agency fee
  Class A                                                                    11            16            11
Administrative services fees and expenses                                   449           563           322
Custodian fees                                                              395           470           464
Printing and postage                                                      4,150         4,150         4,150
Registration fees                                                        19,796        20,064        19,950
Audit fees                                                                8,250         8,250         8,250
Other                                                                       163           163           162
-----------------------------------------------------------------------------------------------------------
Total expenses                                                           35,646        38,362        36,385
  Expenses waived/reimbursed by the Investment Manager and its
   affiliates (Note 2)                                                  (30,592)      (31,994)      (32,629)
-----------------------------------------------------------------------------------------------------------
Total net expenses                                                        5,054         6,368         3,756
-----------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                            6,312         6,927         4,480
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on sales of underlying affiliated
 funds (Note 3)                                                          15,812        37,212         9,953
Net change in unrealized appreciation (depreciation) on
 investments                                                            765,241       904,305       536,449
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          781,053       941,517       546,402
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $787,365      $948,444      $550,882
===========================================================================================================

(a) When shares became publicly available.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 25

STATEMENTS OF OPERATIONS

                                                                                          RIVERSOURCE        RIVERSOURCE
                                                                                          RETIREMENT         RETIREMENT
                                                                                           PLUS 2040          PLUS 2045
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                             FUND               FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                                      $   19,765           $  3,440
------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
  Class A                                                                                          51                 99
Transfer agency fee                                                                             6,524              2,770
Incremental transfer agency fee
  Class A                                                                                           6                 13
Administrative services fees and expenses                                                         822                121
Custodian fees                                                                                    810                332
Printing and postage                                                                            4,150              4,150
Registration fees                                                                              21,616             20,261
Audit fees                                                                                      8,250              8,250
Other                                                                                           4,553                162
------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                 46,782             36,158
  Expenses waived/reimbursed by the Investment Manager and its
   affiliates (Note 2)                                                                        (37,689)           (34,723)
------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                              9,093              1,435
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                                                 10,672              2,005
------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on sales of underlying affiliated funds (Note 3)                      42,179                219
Net change in unrealized appreciation (depreciation) on investments                         1,318,453            194,329
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              1,360,632            194,548
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            $1,371,304           $196,553
========================================================================================================================

(a) When shares became publicly available.

See accompanying notes to financial statements.

26 RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          RIVERSOURCE        RIVERSOURCE
                                                                                          RETIREMENT         RETIREMENT
                                                                                           PLUS 2010          PLUS 2015
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                             FUND               FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                                                            $    32,500        $    16,217
Net realized gain (loss) on investments                                                        58,043             56,682
Net change in unrealized appreciation (depreciation) on investments                           557,113            547,240
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               647,656            620,139
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                                      (174)                 -
    Class Y                                                                                   (11,999)                 -
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                           (12,173)                 -
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                                     468,452            697,860
  Class Y shares                                                                           12,322,848         11,303,662
Reinvestment of distributions at net asset value
  Class A shares                                                                                  149                  -
  Class Y shares                                                                               11,613                  -
Payments for redemptions
  Class A shares                                                                             (198,926)            (2,000)
  Class Y shares                                                                           (1,147,660)        (1,206,263)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  11,456,476         10,793,259
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    12,091,959         11,413,398
Net assets at beginning of period (Note 1)                                                    192,765(b)         191,983(c)
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                               $12,284,724        $11,605,381
========================================================================================================================
Undistributed net investment income                                                       $    20,366        $    16,243
------------------------------------------------------------------------------------------------------------------------

(a) When shares became publicly available.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $7,235 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,017 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          RIVERSOURCE        RIVERSOURCE
                                                                                          RETIREMENT         RETIREMENT
                                                                                           PLUS 2020          PLUS 2025
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                             FUND               FUND
OPERATIONS
Investment income (loss) - net                                                            $    11,450        $     6,312
Net realized gain (loss) on investments                                                       102,077             15,812
Net change in unrealized appreciation (depreciation) on investments                         1,030,294            765,241
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             1,143,821            787,365
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                                     527,654            420,994
  Class Y shares                                                                           18,270,826         13,872,526
Payments for redemptions
  Class A shares                                                                                    -                (30)
  Class Y shares                                                                           (1,486,168)          (601,296)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  17,312,312         13,692,194
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    18,456,133         14,479,559
Net assets at beginning of period (Note 1)                                                    191,307(b)         191,163(c)
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                               $18,647,440        $14,670,722
========================================================================================================================
Undistributed net investment income                                                       $    11,466        $     6,325
------------------------------------------------------------------------------------------------------------------------

(a) When shares became publicly available.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,693 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

28 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          RIVERSOURCE        RIVERSOURCE
                                                                                          RETIREMENT         RETIREMENT
                                                                                           PLUS 2030          PLUS 2035
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                             FUND               FUND
OPERATIONS
Investment income (loss) - net                                                            $     6,927        $     4,480
Net realized gain (loss) on investments                                                        37,212              9,953
Net change in unrealized appreciation (depreciation) on investments                           904,305            536,449
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               948,444            550,882
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                                     230,284            208,784
  Class Y shares                                                                           15,509,221          9,338,156
Payments for redemptions
  Class A shares                                                                              (27,181)            (2,106)
  Class Y shares                                                                             (352,644)          (217,040)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  15,359,680          9,327,794
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    16,308,124          9,878,676
Net assets at beginning of period (Note 1)                                                    191,163(b)         191,163(c)
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                               $16,499,287        $10,069,839
========================================================================================================================
Undistributed net investment income                                                       $     6,940        $     4,493
------------------------------------------------------------------------------------------------------------------------

(a) When shares became publicly available.

(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          RIVERSOURCE        RIVERSOURCE
                                                                                          RETIREMENT         RETIREMENT
                                                                                           PLUS 2040          PLUS 2045
FOR THE PERIOD FROM MAY 18, 2006(a) TO OCT. 31, 2006 (UNAUDITED)                             FUND               FUND
OPERATIONS
Investment income (loss) - net                                                            $    10,672         $    2,005
Net realized gain (loss) on investments                                                        42,179                219
Net change in unrealized appreciation (depreciation) on investments                         1,318,453            194,329
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             1,371,304            196,553
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                                      66,668            149,171
  Class Y shares                                                                           18,375,558          3,296,695
Payments for redemptions
  Class A shares                                                                                  (57)               (40)
  Class Y shares                                                                             (708,728)          (108,780)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  17,733,441          3,337,046
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    19,104,745          3,533,599
Net assets at beginning of period (Note 1)                                                    191,163(b)         191,163(c)
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                               $19,295,908         $3,724,762
========================================================================================================================
Undistributed net investment income                                                       $    10,685         $    2,018
------------------------------------------------------------------------------------------------------------------------

(a) When shares became publicly available
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 and $90,000 for Class Y was contributed on April 17, 2006 and May 11, 2006, respectively. Initial capital of $10,000 was contributed on May 11, 2006 for Class A. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from April 17, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

30 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

                       (Unaudited as to Oct. 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Retirement Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Retirement Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for the Funds. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (10,000 shares for Class Y) in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for Class Y at $10 per share. On May 11, 2006, Ameriprise Financial invested $100,000 (1,000 shares for Class A and 9,000 shares for Class Y), in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for each class at $10 per share. On May 11, 2006, Ameriprise Financial invested $200,000 (1,000 shares for Class A and 19,000 for Class Y), in each Fund (excluding RiverSource Retirement Plus 2045
Fund), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on May 18, 2006.

The primary investments of each Fund are as follows:

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 31

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

32 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class Y $17.50

The incremental transfer agency fee is the amount charged to Class A for the additional expense above the fee for Class Y.

In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a Plan Administration Services Agreement for Class Y. These changes are effective Dec. 11, 2006.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares.

For the period ended Oct. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                                        CLASS A   CLASS Y
-----------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                         0.46%    0.19%
RiverSource Retirement Plus 2015 Fund                         0.44     0.19
RiverSource Retirement Plus 2020 Fund                         0.48     0.22
RiverSource Retirement Plus 2025 Fund                         0.49     0.22
RiverSource Retirement Plus 2030 Fund                         0.49     0.22
RiverSource Retirement Plus 2035 Fund                         0.49     0.22
RiverSource Retirement Plus 2040 Fund                         0.49     0.22
RiverSource Retirement Plus 2045 Fund                         0.49     0.22

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 33

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT PLUS 2010 FUND
  Class A                                                                                 $    -
  Class Y                                                                                      -
Administrative services fees and other Fund level expenses waived are $31,234
RIVERSOURCE RETIREMENT PLUS 2015 FUND
  Class A                                                                                 $    -
  Class Y                                                                                      -
Administrative services fees and other Fund level expenses waived are $36,867
RIVERSOURCE RETIREMENT PLUS 2020 FUND
  Class A                                                                                 $    -
  Class Y                                                                                      -
Administrative services fees and other Fund level expenses waived are $29,141
RIVERSOURCE RETIREMENT PLUS 2025 FUND
  Class A                                                                                 $    -
  Class Y                                                                                     82
Administrative services fees and other Fund level expenses waived are $30,510
RIVERSOURCE RETIREMENT PLUS 2030 FUND
  Class A                                                                                 $   52
  Class Y                                                                                  1,659
Administrative services fees and other Fund level expenses waived are $30,283
RIVERSOURCE RETIREMENT PLUS 2035 FUND
  Class A                                                                                 $    2
  Class Y                                                                                  1,254
Administrative services fees and other Fund level expenses waived are $31,373
RIVERSOURCE RETIREMENT PLUS 2040 FUND
  Class A                                                                                 $   21
  Class Y                                                                                  2,393
Administrative services fees and other Fund level expenses waived are $35,275
RIVERSOURCE RETIREMENT PLUS 2045 FUND
  Class A                                                                                 $   85
  Class Y                                                                                  2,083
Administrative services fees and other Fund level expenses waived are $32,555

In addition, the Investment manager and its affiliates have agreed to waive certain fees and expenses until April 30, 2007, unless sooner terminated at the discretion of the Board, such that net direct expenses will not exceed 0.49% for Class A and 0.22% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the period ended Oct. 31, 2006, are as follows:

FUND                                                                                     CLASS A
------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                                    $   334
RiverSource Retirement Plus 2015 Fund                                                     19,930
RiverSource Retirement Plus 2020 Fund                                                      5,600
RiverSource Retirement Plus 2025 Fund                                                      8,765
RiverSource Retirement Plus 2030 Fund                                                      7,480
RiverSource Retirement Plus 2035 Fund                                                      2,035
RiverSource Retirement Plus 2040 Fund                                                      2,990
RiverSource Retirement Plus 2045 Fund                                                      3,631

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

34 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                    PURCHASES        PROCEEDS
----------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                  $13,412,164      $1,910,155
RiverSource Retirement Plus 2015 Fund                   12,573,031       1,680,165
RiverSource Retirement Plus 2020 Fund                   19,700,960       2,277,262
RiverSource Retirement Plus 2025 Fund                   15,011,397       1,135,803
RiverSource Retirement Plus 2030 Fund                   16,750,348       1,092,524
RiverSource Retirement Plus 2035 Fund                   10,154,786         633,646
RiverSource Retirement Plus 2040 Fund                   19,579,171       1,706,898
RiverSource Retirement Plus 2045 Fund                    3,746,111         277,774

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                         RIVERSOURCE RETIREMENT PLUS 2010 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A            CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           47,661           1,249,684
Issued for reinvested distributions                                15               1,156
Redeemed                                                      (19,958)           (114,999)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        27,718           1,135,841
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2015 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           70,705           1,141,206
Issued for reinvested distributions                                 -                   -
Redeemed                                                         (202)           (118,356)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        70,503           1,022,850
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2020 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           54,194           1,862,143
Issued for reinvested distributions                                 -                   -
Redeemed                                                            -            (145,816)
Net increase (decrease)                                        54,194           1,716,327

*When shares became publicly available.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 35

                                                         RIVERSOURCE RETIREMENT PLUS 2025 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           41,764           1,411,391
Issued for reinvested distributions                                 -                   -
Redeemed                                                           (3)            (60,497)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        41,761           1,350,894
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2030 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           23,832           1,576,477
Issued for reinvested distributions                                 -                   -
Redeemed                                                       (2,736)            (34,429)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        21,096           1,542,048
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2035 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           21,852             952,653
Issued for reinvested distributions                                 -                   -
Redeemed                                                         (207)            (21,825)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        21,645             930,828
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2040 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                            6,906           1,898,006
Issued for reinvested distributions                                 -                   -
Redeemed                                                           (6)            (71,606)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                         6,900           1,826,400
----------------------------------------------------------------------------------------------

*When shares became publicly available.

                                                         RIVERSOURCE RETIREMENT PLUS 2045 FUND
                                                            MAY 18, 2006* TO OCT. 31, 2006
                                                              CLASS A             CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                           15,318             334,423
Issued for reinvested distributions                                 -                   -
Redeemed                                                           (4)            (10,994)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                        15,314             323,429
----------------------------------------------------------------------------------------------

*When shares became publicly available.

36 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the period ended Oct. 31, 2006.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Oct. 31, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE RETIREMENT PLUS 2020 FUND
UNDERLYING FUND                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund                6.83%

RIVERSOURCE RETIREMENT PLUS 2025 FUND
UNDERLYING FUND                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund                5.27%

RIVERSOURCE RETIREMENT PLUS 2030 FUND
UNDERLYING FUND                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund                6.22%

RIVERSOURCE RETIREMENT PLUS 2040 FUND
UNDERLYING FUND                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund                7.15%

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 37

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various placeStateMinnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

38 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

RIVERSOURCE RETIREMENT PLUS 2010 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.64
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02
Net gains (losses) (both realized and unrealized)                       .73
-----------------------------------------------------------------------------------
Total from investment operations                                        .75
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.01)
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.38
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .46%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                           1.15%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                39%
-----------------------------------------------------------------------------------
Total return(f)                                                        7.83%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.79% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(a)
Net asset value, beginning of period                                 $ 9.64
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .04
Net gains (losses) (both realized and unrealized)                       .72
-----------------------------------------------------------------------------------
Total from investment operations                                        .76
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.38
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   12
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .19%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                           1.41%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                39%
-----------------------------------------------------------------------------------
Total return(f)                                                        7.90%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.52% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 39

RIVERSOURCE RETIREMENT PLUS 2015 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                  $9.60
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01
Net gains (losses) (both realized and unrealized)                       .81
-----------------------------------------------------------------------------------
Total from investment operations                                        .82
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.42
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $1
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .44%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .64%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                41%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.54%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.18% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.60
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------
Net investment income (loss)                                            .01
Net gains (losses) (both realized and unrealized)                       .81
-----------------------------------------------------------------------------------
Total from investment operations                                        .82
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.42
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   11
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .19%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .88%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                41%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.54%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.93% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

40 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2020 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.57
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .83
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.40
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    1
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .48%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .11%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                31%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.67%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.30% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.57
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01
Net gains (losses) (both realized and unrealized)                       .84
-----------------------------------------------------------------------------------
Total from investment operations                                        .85
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.42
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   18
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .34%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                31%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.88%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.04% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 41

RIVERSOURCE RETIREMENT PLUS 2025 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .81
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.37
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .49%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .06%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                23%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.47%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.73% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(a)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .83
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.39
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   14
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .29%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                23%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.68%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.46% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

42 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2030 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .85
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.41
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .49%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .03%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                18%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.89%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.59% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .86
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.42
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   16
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .25%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                18%
-----------------------------------------------------------------------------------
Total return(f)                                                        9.00%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.30% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 43

RIVERSOURCE RETIREMENT PLUS 2035 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .78
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.34
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .49%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .09%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                18%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.16%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.12% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .80
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.36
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   10
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .29%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                18%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.37%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.93% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

44 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2040 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .83
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.39
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .49%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .03%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                20%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.68%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.45% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01
Net gains (losses) (both realized and unrealized)                       .84
-----------------------------------------------------------------------------------
Total from investment operations                                        .85
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.41
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   19
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .26%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                20%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.89%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.13% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 45

RIVERSOURCE RETIREMENT PLUS 2045 FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                       .81
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.37
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    -
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .49%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .10%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                21%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.47%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 5.61% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED APRIL 30,                                          2006(b)
Net asset value, beginning of period                                 $ 9.56
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01
Net gains (losses) (both realized and unrealized)                       .81
-----------------------------------------------------------------------------------
Total from investment operations                                        .82
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.38
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $    4
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .22%(d),(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                            .35%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                21%
-----------------------------------------------------------------------------------
Total return(f)                                                        8.58%(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006 (Unaudited).
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 5.50% for the period ended Oct. 31, 2006.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.

46 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 47

RIVERSOURCE RETIREMENT PLUS 2010 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                                MAY 1, 2006       OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                           N/A                 N/A                 N/A                 N/A
  Hypothetical (5% return before expenses)         $1,000           $1,023.14               $2.37               $5.62
Class Y
  Actual(d)                                           N/A                 N/A                 N/A                 N/A
  Hypothetical (5% return before expenses)         $1,000           $1,024.51               $0.98               $4.23(e)

ANNUALIZED EXPENSE RATIOS

                                                                                      ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                 .46%                .63%              1.09%
Class Y                                                                 .19%                .63%               .82%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $6.34 for Class A and $4.95 for Class Y.
(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.
(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been $4.38.

48 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2015 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                           N/A                 N/A              N/A                    N/A
  Hypothetical (5% return before expenses)         $1,000           $1,023.24            $2.27                  $5.83
Class Y
  Actual(d)                                           N/A                 N/A              N/A                    N/A
  Hypothetical (5% return before expenses)         $1,000           $1,024.51            $0.98                  $4.54(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                               .44%                .69%               1.13%
Class Y                                                               .19%                .69%                .88%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.85% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $6.65 for Class A and $5.36 for Class Y.
(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.
(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been $4.69.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 49

RIVERSOURCE RETIREMENT PLUS 2020 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,023.03             $2.47                  $6.03
Class Y
  Actual(d)                                         N/A                   N/A               N/A                     N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                $4.69(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .48%               .69%                1.17%
Class Y                                                                .22%               .69%                 .91%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $6.75 for Class A and $5.42 for Class Y.
(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.
(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

50 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2025 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,022.98             $2.53                $  6.13
Class Y
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                $  4.75(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .49%               .70%               1.19%
Class Y                                                                .22%               .70%                .92%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses", multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.85% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $6.91 for Class A and $5.52 for Class Y.

(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.

(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 51

RIVERSOURCE RETIREMENT PLUS 2030 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                         N/A                   N/A               N/A                   N/A
  Hypothetical (5% return before expenses)       $1,000             $1,022.98             $2.53                 $6.24
Class Y
  Actual(d)                                         N/A                   N/A               N/A                   N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                 $4.85(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .49%               .72%                1.21%
Class Y                                                                .22%               .72%                 .94%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses", multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.87% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $7.01 for Class A and $5.62 for Class Y.

(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.

(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

52 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2035 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                         N/A                  N/A                N/A                   N/A
  Hypothetical (5% return before expenses)       $1,000             $1,022.98             $2.53                 $6.24
Class Y
  Actual(d)                                         N/A                   N/A               N/A                   N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                 $4.85(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .49%               .72%                1.21%
Class Y                                                                .22%               .72%                 .94%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.87% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $7.01 for Class A and $5.62 for Class Y.
(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.
(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 53

RIVERSOURCE RETIREMENT PLUS 2040 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,022.98             $2.53                  $6.03
Class Y
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                  $4.64(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .49%               .68%                1.17%
Class Y                                                                .22%               .68%                 .90%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $6.80 for Class A and $5.42 for Class Y.

(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.

(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

54 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                                BEGINNING            ENDING              DIRECT          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID         EXPENSES PAID
                                               MAY 1, 2006        OCT. 31, 2006   DURING THE PERIOD(a)  DURING THE PERIOD(b),(c)
Class A

  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,022.98             $2.53                  $6.29
Class Y
  Actual(d)                                         N/A                   N/A               N/A                    N/A
  Hypothetical (5% return before expenses)       $1,000             $1,024.36             $1.13                  $4.90(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                                FUND'S ANNUALIZED (UNDERLYING FUND) FEES    NET FUND
                                                                  EXPENSE RATIO       AND EXPENSES(c)       EXPENSES
Class A                                                                .49%               .73%                1.22%
Class Y                                                                .22%               .73%                 .95%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.88% for all classes. Had these commitments not been in place for the entire six-month period ended Oct. 31, 2006, the hypothetical expenses paid would have been $7.06 for Class A and $5.67 for Class Y.

(d) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.

(e) In September 2006, the Board approved revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement for Class Y. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Oct. 31, 2006, the hypothetical expenses paid for Class Y would have been the same as presented in the table above.

RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT 55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the funds. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the funds. The funds' Board of Trustees (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the funds without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

56 RIVERSOURCE RETIREMENT PLUS SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE [LOGO] (SM) INVESTMENTS

RIVERSOURCE RETIREMENT PLUS-SM- SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

riversource.com/funds

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource-SM- mutual funds are
distributed by RiverSource Distributors, Inc. and
Ameriprise Financial Services, Inc., Members NASD, and
managed by RiverSource Investments, LLC. These companies
are part of Ameriprise Financial, Inc.                          S-6514 A (12/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Retirement Series Trust





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   January 3, 2007